Schedule of Stockholders' Equity Note, Stock Warrants outstanding and exercisable (Details)	12 Months Ended
	Mar. 31, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Number of warrants outstanding	6,188,222	6,188,222	4,030,059	4,192,916
$9.375 [Member]
Exercise price, warrants | $ / shares	$ 9.375
Number of warrants outstanding	19,067	19,067
Weighted average remaining contractual life	29 days
$ 7.50 [Member]
Exercise price, warrants | $ / shares	$ 7.50
Number of warrants outstanding	6,667	6,667
Weighted average remaining contractual life	29 days
$5.00 [Member]
Exercise price, warrants | $ / shares	$ 5.00
Number of warrants outstanding	102,000	102,000
Weighted average remaining contractual life	10 months 24 days
$2.17 [Member]
Exercise price, warrants | (per share)	$ 2.17	$ 2.90
Number of warrants outstanding	1,636,729	1,636,729
Weighted average remaining contractual life	1 year 6 months
$0.90 [Member]
Exercise price, warrants | $ / shares	$ 0.90
Number of warrants outstanding	474,332	474,332
Weighted average remaining contractual life	1 year 2 months 12 days
$0.60 [Member]
Exercise price, warrants | $ / shares	$ 0.60
Number of warrants outstanding	3,900,000	3,900,000
Weighted average remaining contractual life	1 year 4 months 24 days